Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Buildings	$ 189,571	1,181,044	825,820
Plant and machinery	607,899	3,787,272	2,977,450
Furniture, fixtures and office equipment	13,375	83,330	75,147
Computer software	4,512	28,107	15,812
Motor vehicles	2,692	16,778	17,442
Leasehold improvement	90	562	6,352
Property Plant And Equipment Gross Excluding Construction In Progress, Total	818,139	5,097,093	3,918,023
Less: Accumulated depreciation	(158,984)	(990,487)	(643,975)
Property Plant And Equipment Excluding Construction In Progress Net, Total	659,155	4,106,606	3,274,048
Construction-in-progress	108,067	673,267	1,441,914
Fixed assets - net	$ 767,222	4,779,873	4,715,962